UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21195

                A&Q Long/Short Strategies Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                         Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Hedge Fund Solutions LLC

One North Wacker Drive

                         Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2020 to June 30, 2020

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Long/Short Strategies Fund LLC

A&Q LONG/SHORT STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2020 to June 30, 2020

A&Q Long/Short Strategies Fund LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2020

ASSETS

Investments in Investment Funds, at fair value (cost $65,865,815)	$87,078,525
Cash	3,096,696
Receivable from Investment Funds	10,857,623
Advanced subscriptions in Investment Funds	1,000,000
Other assets	30,641

Total Assets	102,063,485

LIABILITIES

Withdrawals payable	2,759,189
Investment Management Fee payable (See Note 3)	350,425
Professional fees payable	209,290
Management Fee payable (See Note 3)	72,502
Administration fee payable (See Note 4)	33,550
Officer’s and Directors’ fees payable	3,839
Custody fee payable	720
Other liabilities	57,612

Total Liabilities	3,487,127

Members’ Capital	$98,576,358

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$77,363,648
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	21,212,710

Members’ Capital	$98,576,358

The accompanying notes are an integral part of these financial statements.
1

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2020

										Dollar Amount of
				% of			Redemption			Fair Value for
	Geographic			Members’	Initial	Redemption	Notice	First Available		First Available
Investment Fund (a)	Focus	Cost	Fair Value	Capital	Acquisition Date	Frequency (b)	Period (c)	Redemption Date		Redemption
Equity Hedged

Alvento Long/Short Equity Fund LP	Europe	$3,852,083	$5,004,414	5.08%	12/1/2016	Monthly	30 days	6/30/2020		$5,004,414
	including UK
Biomedical Value Fund, L.P.	US/Canada	6,640,000	8,655,162	8.78	3/1/2019	Quarterly	120 days	6/30/2020		$8,655,162
Brilliant US Feeder 2 Fund Limited	Greater China	5,311,214	6,071,851	6.16	8/1/2019	Monthly	30 days	7/31/2020	(d),(e)	$764,904
Crake Global US Feeder L.P.	Global Markets	6,500,000	6,958,865	7.06	10/1/2019	Monthly	45 days	6/30/2020		$6,958,865
Jericho Capital Partners L.P.	US/Canada	2,975,394	7,897,443	8.01	6/1/2011	Quarterly	60 days	6/30/2020		$7,897,443
Pelham Long/Short Fund, L.P.	Europe	2,339,470	5,015,463	5.09	5/1/2010	Monthly	90 days	6/30/2020		$5,015,463
	including UK
Pleiad Asia Onshore Feeder Fund	Developed Asia	5,098,496	6,494,221	6.59	8/1/2015	Quarterly	60 days	6/30/2020	(f)	$1,623,555
	including Japan
Point72 Capital, L.P.	Global	6,750,000	7,796,657	7.91	6/1/2018	Quarterly	45 days	6/30/2020	(f)	$1,949,164
Stamina Partners L.P.	US/Canada	5,000,000	4,944,045	5.01	5/1/2020	Quarterly	60 days	6/30/2021	(d)	$4,944,045
TPG Public Equity Partners-A, L.P.	Global	5,720,493	8,245,125	8.36	9/1/2015	Quarterly	60 days	6/30/2020	(f)	$2,061,281
WT China Fund Ltd.	China	5,463,727	8,139,148	8.26	3/1/2019	Monthly	45 days	6/30/2020		$8,139,148
York Asian Opportunities Fund, L.P.	Developed Asia	5,214,938	6,642,710	6.74	8/1/2019	Quarterly	60 days	6/30/2020		$6,642,710
	including Japan

Equity Hedged Subtotal		60,865,815	81,865,104	83.05

Relative Value
PSquared US Feeder Fund, LP	Europe	5,000,000	5,213,421	5.29	4/1/2020	Monthly	90 days	3/31/2021	(d)	$5,213,421
	including UK

Relative Value Subtotal		5,000,000	5,213,421	5.29

Total		$65,865,815	$87,078,525	88.34%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 20%.
(f)	The Investment Fund is subject to an investor level gate of 25%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The accompanying notes are an integral part of these financial statements.
2

A&Q Long/Short Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from January 1, 2020 to June 30, 2020

EXPENSES

Investment Management Fee (See Note 3)	$721,109
Professional fees	425,724
Management Fee (See Note 3)	149,195
Officer’s and Directors’ fees	52,760
Administration fee (See Note 4)	40,500
Commitment Fee	37,683
Loan interest	16,945
Custody fee	4,360
Printing, insurance and other expenses	54,193
Total Expenses	1,502,469
Net Investment Loss	(1,502,469)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	3,629,778
Net change in unrealized appreciation/depreciation on investments in Investment Funds	1,863,513
Net Realized and Unrealized Gain/(Loss) from Investments	5,493,291
Net Increase in Members’ Capital Derived from Operations	$3,990,822

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2019 and Period from January 1, 2020 to June 30, 2020 (Unaudited)

	Adviser	Members	Total
Members’ Capital at January 1, 2019	$74,264	$116,080,107	$116,154,371
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(743)	(3,055,096)	(3,055,839)
Net realized gain/(loss) from investments in Investment Funds	4,867	6,461,733	6,466,600
Net change in unrealized appreciation/depreciation on investments in Investment Funds	3,826	6,117,025	6,120,851
Net Increase in Members’ Capital Derived from Operations	7,950	9,523,662	9,531,612
MEMBERS’ CAPITAL TRANSACTIONS
Members’ withdrawals	–	(22,968,317)	(22,968,317)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(22,968,317)	(22,968,317)
Members’ Capital at December 31, 2019	$82,214	$102,635,452	$102,717,666
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(523)	(1,501,946)	(1,502,469)
Net realized gain/(loss) from investments in Investment Funds	3,056	3,626,722	3,629,778
Net change in unrealized appreciation/depreciation on investments in Investment Funds	1,711	1,861,802	1,863,513
Net Increase in Members’ Capital Derived from Operations	4,244	3,986,578	3,990,822
MEMBERS’ CAPITAL TRANSACTIONS
Members’ withdrawals	–	(8,132,130)	(8,132,130)
Net Decrease in Members’ Capital Derived from Capital Transactions	–	(8,132,130)	(8,132,130)
Members’ Capital at June 30, 2020	$86,458	$98,489,900	$98,576,358

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2020 to June 30, 2020

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$3,990,822
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(13,500,000)
Proceeds from disposition of investments in Investment Funds	26,249,281
Net realized (gain)/loss from investments in Investment Funds	(3,629,778)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(1,863,513)
Changes in assets and liabilities:
(Increase)/decrease in assets:
Advanced subscriptions in Investment Funds	2,500,000
Receivable from Investment Funds	7,869,603
Other assets	(17,954)
Increase/(decrease) in liabilities:
Administration fee payable	12,174
Investment Management Fee payable	(161,249)
Loan interest payable	(11,099)
Management Fee payable	(33,362)
Officer’s and Directors’ fees payable	(4,663)
Professional fees payable	30,004
Other liabilities	14,078
Net cash provided by operating activities	21,444,344

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Members’ withdrawals, including change in withdrawals payable	(11,327,805)
Principal payment on loan	(7,100,000)
Net cash used in financing activities	(18,427,805)

Net increase in cash	3,016,539
Cash-beginning of period	80,157
Cash-end of period	$3,096,696

Supplemental disclosure of cash flow information:
Interest paid	$28,044

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Financial Highlights

June 30, 2020

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from January 1, 2020 to June 30, 2020
		Years Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Ratio of net investment loss to average members’ capital [a,b]	(2.99%) [c]	(2.68%)	(2.61%)	(2.47%)	(2.38%)	(2.25%)
Ratio of gross expenses to average members’ capital [a,b]	2.99% [c]	2.68%	2.61%	2.47%	2.39%	2.36%
Ratio of net expenses to average members’ capital [a,b]	2.99% [c]	2.68%	2.61%	2.47%	2.39%	2.36%
Portfolio turnover rate	14.84%	35.68%	16.66%	23.11%	11.93%	34.35%
Total return [d]	4.26%	8.80%	(6.20%)	9.76%	(3.07%)	(0.47%)
Asset coverage [e]	N/A	15.467	30.039	14.738	19.995	N/A
Members’ capital at end of period (including the Adviser)	$98,576,358	$102,717,666	$116,154,371	$144,245,208	$161,455,751	$194,128,758

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser’s capital.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year is not annualized.

e

Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets and dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding. The Fund’s senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements (see Note 5). There were no senior securities payable outstanding for the period from January 1, 2020 to June 30, 2020 or for the year ended December 31, 2015.

The accompanying notes are an integral part of these financial statements.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

June 30, 2020

1.	Organization

A&Q Long/Short Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to seek capital appreciation over the long term. The Fund seeks to achieve its investment objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under its Administration Agreement with the Fund, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for interests in the Fund.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

1.	Organization (continued)

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase interests from Members on a quarterly basis. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Board, which may be withheld in the Board’s sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. These developments may adversely impact certain companies in which the Investment Funds held by the Fund may invest and the value of the Fund’s investments therein.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Fund as of June 30, 2020. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2020. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the equity hedged strategy (total fair value of $81,865,104) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2020, the Investment Funds in the equity hedged strategy had $33,551,889, representing 41% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $11,015,896, representing 13% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1 - 10 months at June 30, 2020.

The Investment Fund in the relative value strategy (total fair value of $5,213,421), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2020, the Investment Fund in the relative value strategy had $5,213,421, representing 100% of the value of the investments in this category,

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 9 months at June 30, 2020.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $87,078,525 and is therefore excluded from the fair value hierarchy. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments

Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2020.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to Members; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund has reclassified $1,502,469 and $3,629,778 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2020. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that has been allocated to the Fund’s Members as of June 30, 2020 and had no effect on members’ capital.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2020, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There were no restricted cash balances held as of June 30, 2020.

f.	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator. For the six month period

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

3.	Related Party Transactions (continued)

ended June 30, 2020, the Fund incurred an Investment Management Fee of $721,109, of which $350,425 remains payable and is included on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2020.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and Administrator. The Management Fee and the Investment Management Fee will be paid to the Adviser and Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the capital account attributable to the Adviser and Administrator. A portion of the Investment Management Fee and the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates. For the six month period ended June 30, 2020, the Fund incurred a Management Fee of $149,195, of which $72,502 remains payable and is included on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2020.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser as described above.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the three other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended June 30, 2020, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $3,015 which is included in Officer’s and Directors’ fees on the Statement of Operations. The related payable of $3,839 is included in Officer’s and Directors’ fees payable on the Statement of Assets, Liabilities and Members’ Capital.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

3.	Related Party Transactions (continued)

The Fund, along with other funds advised by UBS Hedge Fund Solutions, and the Directors are insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. The annual premiums are allocated among the UBS funds on a pro-rata basis based on each fund’s assets under management. On an annual basis, the allocation methodology recommended by the risk adjuster is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended June 30, 2020, the Fund incurred $23,088 in insurance fees, which is included in printing, insurance and other expenses on the Statement of Operations, of which none was payable at June 30, 2020.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (See Note 5). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counterparty based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended June 30, 2020, the Fund incurred a Commitment Fee of $37,683 to the counterparty, of which $20,222 remains payable and is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital at June 30, 2020.

The Adviser may incur expenses on behalf of the Fund for certain activities which benefit other investment funds managed by the Adviser in addition to the Fund. There were no such expenses incurred for the six month period ended June 30, 2020. As of June 30, 2020, $5,179 remains payable to the Adviser related to prior incurred expenses, which amount is included in other liabilities on the Statement of Assets, Liabilities and Members’ Capital.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

4.	Administration and Custody Fees (continued)

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, has entered into a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time with a third-party commercial bank, which will terminate on August 25, 2020 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $16,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 50 basis points times the actual daily amount of the line of credit not utilized.

For the six month period ended June 30, 2020, the Fund’s average interest rate paid on borrowings was 3.07% per annum and the average borrowings outstanding was $552,222. The Fund did not have any borrowings outstanding at June 30, 2020. Interest expense for the six month period ended June 30, 2020 was $16,945, of which none was payable at June 30, 2020.

6.	Investments

As of June 30, 2020, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2020 amounted to $13,500,000 and $26,249,281, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds’ tax reports. The tax basis of investments for 2020 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.45% to 2.85% (per annum) of net assets and incentive fees or allocations ranging from 9.00% to 20.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

A&Q Long/Short Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2020

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to June 30, 2020, the Fund paid withdrawals payable of $2,759,189 in full.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-PORT”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available, without charge, on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Long/Short Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	September 2, 2020

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	September 2, 2020

* Print the name and title of each signing officer under his or her signature.